ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
                         SUPPLEMENT DATED JUNE 20, 2007
            TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2007

     THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS
           AND STATEMENT OF ADDITIONAL INFORMATION (SAI) AND SHOULD BE ATTACHED TO THE PROSPECTUS AND SAI AND RETAINED FOR FUTURE
                                   REFERENCE.

EFFECTIVE JUNE 13, 2007, ALLIANZ LIFE ADVISERS, LLC ENTERED INTO A SUBADVISORY AGREEMENT WITH TURNER INVESTMENT PARTNERS, INC. ("TURNER") PURSUANT TO WHICH TURNER WILL REPLACE CLEARBRIDGE ADVISORS, LLC (FORMERLY CAM NORTH AMERICA, LLC) AS THE SUBADVISER TO THE FUND EFFECTIVE ON OR ABOUT JUNE 26, 2007. IN ADDITION, THE FOLLOWING NAME CHANGE, APPLICABLE TO PAGE 14 OF THE PROSPECTUS AND PAGE 2 OF THE SAI, IS EFFECTIVE ON OR ABOUT JUNE 26, 2007.

   NAME EFFECTIVE ON OR ABOUT JUNE 26, 2007                PREVIOUS NAME
AZL(SM) Turner Quantitative Small Cap Growth Fund    AZL(SM) LMP Small Cap
                                                     Growth Fund


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